Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes
14	Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.

Singapore

Under the Singapore tax laws, the subsidiary in Singapore is subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.

Malaysia

Under the Malaysia tax laws, the subsidiary in Malaysia is subject to 24% income tax rate on its chargeable income accruing in or derived from Malaysia. Certain of the subsidiary in Malaysia is subject to partial income tax exemptions if certain conditions are met.

Hong Kong

Under the Hong Kong tax laws, the subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The HNTE certificate of the VIE was obtained in December 2019 and expired in December 2021. The VIE re-applied and obtained the HNTE certificate with a validity period of three years starting December 2022 onwards. It was entitled to the preferential rate of 15% for 2022, 2023 and 2024. In early 2021, the WFOE was recognized as an HNTE and was eligible for 15% preferential tax rate from 2020 to 2022. The WFOE re-applied and obtained the certificate of high and new technology enterprise with a validity period of three years starting December 2023. It was entitled to the preferential rate of 15% for 2022, 2023 and 2024. SendCloud and Ifaxin (Hubei) Cloud Computing Co. Ltd. (“Ifaxin”) were classified as “small and micro businesses” in 2022, 2023 and 2024. They enjoyed a preferential tax rate of 20% with a discount to taxable income for 2022, 2023 and 2024.

14	Income taxes (continued)

The Company’s loss before income taxes consists of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cayman Islands	(21,516)	(16,192)	(7,466)	(1,023)
British Virgin Islands	(13)	—	(37)	(5)
Hong Kong	(2,540)	(1,982)	(2,699)	(370)
Singapore	34	96	341	47
Malaysia	—	—	(253)	(35)
China	(84,870)	(46,476)	3,455	474
Total loss before income taxes	(108,905)	(64,554)	(6,659)	(912)

Composition of income tax expense

The current and deferred portions of income tax benefit/(expense) included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense	(26)	(3)	(104)	(14)
Deferred tax benefit/(expense)	481	1,889	(6)	(1)
Total income tax benefit/(expense)	455	1,886	(110)	(15)

Reconciliation between expenses of income taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax	(108,905)	(64,554)	(6,659)	(912)
Income tax expense computed at PRC statutory rate (25%)	(27,226)	(16,139)	(1,665)	(228)
International tax rate differential	5,596	4,206	2,080	285
Preferential tax rate	5,518	10,613	(16,830)	(2,306)
Deferred tax items tax rate differential	(5,399)	(6,502)	15,283	2,094
Research and development super-deduction	(28,463)	(26,393)	(19,403)	(2,658)
Non-deductible expenses	4,367	3,438	2,257	309
Deferred tax expenses	(679)	49	1,423	195
Non-taxable income	(157)	—	(3)	—
Prior year true up	—	—	2,156	295
Deemed income	—	—	59,152	8,104
Changes in valuation allowance	45,988	28,842	(44,340)	(6,075)
Income tax (benefit)/expense	(455)	(1,886)	110	15

14	Income taxes (continued)

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	5,463	5,422	743
Share of loss from equity method investments	113	113	15
Accrued expenses	7,907	2,007	275
Net operating loss carry forward	320,122	272,542	37,338
Government grants related to assets	3	158	22
Property and equipment depreciation	20	—	—
Lease liabilities	817	4,231	580
Less: Valuation allowance	(324,243)	(279,902)	(38,346)
Total deferred tax assets	10,202	4,571	627
Deferred tax liabilities
Property and equipment depreciation	(19)	(102)	(14)
Operating lease right-of-use assets	(678)	(4,057)	(556)
Intangible assets arising from acquisition	(4,288)	(3,340)	(458)
Loan interest income	(8,139)	—	—
Total deferred tax liabilities	(13,124)	(7,499)	(1,028)

Net deferred tax assets	1,072	131	18
Net deferred tax liabilities	(3,994)	(3,059)	(419)

The Company operates through its WFOE, the VIE and the subsidiaries of the VIE, and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss or had incurred losses since inception and are not forecasting profits in the near future as of December 31, 2023 and 2024. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company had deferred tax assets related to net operating loss carry forwards of RMB320,122 and RMB272,542 (US$37,338) as of December 31, 2023 and 2024, which can be carried forward to offset taxable income. The net operating losses of its WFOE, the VIE and the subsidiaries of the VIE will expire in years 2025 to 2034 if not utilized for the subsidiaries in China. And the net operating losses of the subsidiary in Malaysia will expire in 2034 if not utilized. For the subsidiary in Hong Kong, the net operating losses are indefinite to be utilized.

The Company’s taxable outside basis differences related to the aggregate undistributed earnings for distribution in China were RMB2,531 and RMB4,014 (US$550) for each of the years ended December 31, 2023 and 2024, which can be recovered tax-free by dividend distribution between subsidiaries in China. Therefore, the deferred tax liabilities are not recognized.

As of December 31, 2023 and 2024, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2023 and 2024. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In accordance with relevant PRC tax administration laws, the tax year from 2019 through 2024 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.